Commitments and Contingencies	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
12.          Commitments and Contingencies
a.Letter of credit facilities
At September 30, 2024, and December 31, 2023, the Group had the following letter of credit facilities:

	September 30, 2024			December 31, 2023
Bank	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Lloyds Bank plc(2)
Unsecured (1)	$25.0	$19.8	September 21, 2025	$25.0	$20.6	September 20, 2024
Secured (1)	100.0	34.0	September 21, 2025	100.0	38.2	September 20, 2024
Ancillary own funds	n/a	n/a	n/a	75.0	75.0	March 13, 2027
Total Lloyds Bank Plc	125.0	53.8		200.0	133.8
Citibank N.A. London branch(1)(2)
Secured	70.0	44.0	December 31, 2024	70.0	52.3	December 31, 2024
Total Citibank N.A. London branch	70.0	44.0		70.0	52.3
Barclays Bank plc(1)(2)
Unsecured	60.0	51.3	September 13, 2025	60.0	53.3	September 13, 2024
Secured	80.0	31.0	September 13, 2025	80.0	31.0	September 13, 2024
Total Barclays Bank plc	140.0	82.3		140.0	84.3
Bank of Montreal(1)(2)
Unsecured	40.0	32.0	September 18, 2025	40.0	36.1	September 17, 2024
Secured	100.0	26.0	September 18, 2025	100.0	32.1	September 17, 2024
Total Bank of Montreal	140.0	58.0		140.0	68.2
Total letters of credit facilities	$475.0	$238.1		$550.0	$338.6
__________________
(1)Letters of credit can be issued under the Standby Letter of Credit Facility for the purposes of supporting insurance and reinsurance obligations.
(2)The Facility agreements allow for additional capacity in the form of accordions and uncommitted amounts. The maximum additional capacity from the lenders as of September 30, 2024, was: Lloyds Bank plc $50.0 million; Citibank N.A. London Branch $200.0 million; Barclays Bank plc $80.0 million; and Bank of Montreal $60.0 million.
The following table shows the collateral underlying the secured letter of credit facilities:

Bank	September 30, 2024	December 31, 2023
Lloyds Bank plc	$43.1	$44.2
Citibank N.A. London branch	46.4	55.2
Barclays Bank plc	41.4	37.7
Bank of Montreal	31.4	35.9
Total	$162.3	$173.0
The Group's letter of credit facilities are generally bilateral agreements with a one or two year term. The letters of credit issued under the secured letter of credit facilities are fully collateralized. All the above facilities are subject to various affirmative, negative and financial covenants that the Group considers to be customary for such borrowings including certain minimum net worth and maximum debt to capitalization standards.
The Group also entered into a Standby Letter of Credit Facility Agreement with Lloyds to provide regulated capital in respect of Ancillary Own Funds (“AOF”). On August 6, 2024, the Prudential Regulation Authority granted approval such that the AOF expiry date could be amended to August 30, 2024. Following receipt of this approval, the AOF facility was cancelled effective August 30, 2024.
b.Legal proceedings
From time to time in the normal course of business, the Group may be involved in formal and informal dispute resolution procedures, which may include arbitration or litigation, the outcomes of which determine the rights and obligations of the Group under the Group’s (re)insurance contracts, and other contractual agreements, or other matters as the case may be. In some disputes, the Group may seek to enforce its rights under an agreement or to collect funds owing to it. In other matters, the Group may resist attempts by others to collect funds or enforce alleged rights. While the final outcome of legal disputes that may arise cannot be predicted with certainty, the Group does not believe that the eventual outcome of any specific litigation, arbitration or alternative dispute resolution proceedings to which the Group is currently a party will have a material adverse effect on the financial condition of the Group’s business as a whole after consideration of any applicable reserves.
c.Concentration of credit risk
Credit risk arises out of the failure of a counterparty to perform according to the terms of the contract. The Group underwrites a significant portion of its (re)insurance business through brokers and as a result credit risk exists should any of these brokers be unable to fulfil their contractual obligations with respect to the payments of premium or failure to pass on claims, if there is risk transfer, to the Group.
The Group has policies and standards in place to manage and monitor the credit risk of intermediaries with a focus on day-to-day monitoring of the largest positions. Note 10 (Reinsurance and Retrocessional Reinsurance) describes the credit risk related to the Group’s reinsurance recoverables.